Restructuring charges and asset impairments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2014
Restructuring and Impairment Costs [Line Items]
Restructuring, description	In February 2014, TMC and Toyota Motor Corporation Australia Ltd., its production and sales subsidiary in Australia, decided to end their vehicle and engine production in Australia by the end of 2017.
Restructuring, completion date	2017
Costs and expenses relating to end of production in subsidiary		¥ 83,073
Long-lived assets impairment charges		47,190
Other restructuring charges		¥ 35,883